Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Examination [Line Items]
Deferred tax asset, foreign tax credits	$ 26		$ 26
Deferred tax liability, undistributed foreign earnings	40		40
Net deferred tax liability	14		$ 14
Statutory income tax rate			21.00%
Income tax benefit	$ 4	$ 73	$ 29	$ 95
Additional deferred tax benefit		$ 35		$ 35
Effective income tax rate	80.00%	56.00%	25.00%	37.00%
Minimum
Income Tax Examination [Line Items]
U.K.'s enacted tax rates		19.00%
Maximum
Income Tax Examination [Line Items]
U.K.'s enacted tax rates		25.00%